Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Accounts Receivable, Net (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Guaranteed recovery from insurance (as a percent)		90.00%		90.00%
Remittance, if full amount collected (as a percent)		10.00%		10.00%
Provision for bad debts (as a percent)		10.00%		10.00%
Bad debt expense				$ 400
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 4	$ 344	$ 4	4	$ 41
Bad debt expense (recovery)	$ 52	36	$ 98	369	10
Write-offs, net of recoveries				(29)	(47)
Ending balance		$ 385		$ 344	4
Maximum
Bad debt expense					$ 100